CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 3,557,137	$ 515,736	¥ 2,779,063	¥ 2,241,063
Total cost of revenues		(2,566,641)	(372,127)	(1,961,870)	(1,689,675)
Gross profit		990,496	143,609	817,193	551,388
Research and development expenses (including related parties: RMB2,118, RMB21,069 and RMB60,687 for the years ended December 31, 2020, 2021 and 2022, respectively)		(1,210,871)	(175,560)	(1,209,385)	(706,018)
Selling and marketing expenses (including related parties: RMB192, nil and RMB96 for the years ended December 31, 2020, 2021 and 2022, respectively)		(86,597)	(12,555)	(82,827)	(60,643)
General and administrative expenses (including related parties: RMB2,447, RMB2,343 and RMB1,990 for the years ended December 31, 2020, 2021 and 2022, respectively)		(1,180,218)	(171,116)	(506,873)	(215,008)
Other income - related parties		22,846	3,312
Others, net		(1,939)	(281)	207	(200)
Total operating expenses		(2,456,779)	(356,200)	(1,798,878)	(981,869)
Loss from operation		(1,466,283)	(212,591)	(981,685)	(430,481)
Interest income (including related parties: nil, RMB717 and RMB9,069 for the years ended December 31, 2020, 2021 and 2022, respectively)		12,444	1,804	11,783	28,480
Interest expenses (including related parties: RMB872, RMB212 and RMB18,808 for the years ended December 31, 2020, 2021 and 2022, respectively)		(51,136)	(7,414)	(131,666)	(59,128)
Income (loss) from equity method investments		(137,391)	(19,920)	(2,519)	148
Change in fair value of an equity security		(16,843)	(2,442)
Gains on sale of an equity securities		59,728	8,660
Gains on deconsolidation of a subsidiary		71,974	10,435	10,579
Change in fair value of warrant liabilities		(3,245)	(470)	(111,299)	(39,635)
Government grants		29,330	4,252	4,507	5,998
Foreign currency exchange gains (losses), net		(18,216)	(2,641)	18,315	54,842
Loss before income taxes		(1,519,638)	(220,327)	(1,181,985)	(439,776)
Income tax expense		(21,571)	(3,128)	(3,447)	(228)
Net loss		(1,541,209)	(223,455)	(1,185,432)	(440,004)
Net loss attributable to non-redeemable non-controlling interests		1,444	209	5,011	345
Net loss attributable to redeemable non-controlling interests		464	67	806
Net loss attributable to ECARX Holdings Inc.		(1,539,301)	(223,179)	(1,179,615)	(439,659)
Accretion of redeemable non-controlling interests (Note 20(b))		(714)	(104)	(1,306)
Net loss available to ECARX Holdings Inc.		(1,540,015)	(223,283)	(1,180,921)	(439,659)
Accretion of Redeemable Convertible Preferred Shares		(354,878)	(51,452)	(243,564)	(101,286)
Net loss available to ordinary shareholders		¥ (1,894,893)	$ (274,735)	¥ (1,424,485)	¥ (540,945)
Loss per ordinary share
Basic | (per share)		¥ (7.92)	$ (1.15)	¥ (6.02)	¥ (2.27)
Diluted | (per share)		¥ (7.92)	$ (1.15)	¥ (6.02)	¥ (2.27)
Weighted average number of ordinary shares used in computing loss per ordinary share
Basic | shares	[1]	239,296,386	239,296,386	236,691,093	238,591,421
Diluted | shares		239,296,386	239,296,386	236,691,093	238,591,421
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil income taxes		¥ (391,934)	$ (56,825)	¥ 4,551	¥ 1,497
Comprehensive loss		(1,933,143)	(280,280)	(1,180,881)	(438,507)
Comprehensive loss attributable to non-redeemable non-controlling interests		1,444	209	5,011	345
Comprehensive loss attributable to redeemable non-controlling interests		464	67	806
Comprehensive loss attributable to ECARX Holdings Inc		(1,931,235)	(280,004)	(1,175,064)	(438,162)
Total deficit attributable to ordinary shareholders of the Company
Revenues
Accretion of redeemable non-controlling interests (Note 20(b))		(714)		(1,306)
Accretion of Redeemable Convertible Preferred Shares		(354,878)		(243,564)	(101,286)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil income taxes		(391,934)		4,551	1,497
Sales of goods revenues
Revenues
Total revenues		2,434,244	352,932	1,983,817	1,678,234
Total cost of revenues		(1,971,125)	(285,786)	(1,749,188)	(1,524,744)
Software license revenues
Revenues
Total revenues		404,469	58,642	261,265	71,297
Total cost of revenues		(126,807)	(18,385)	(32,164)	(27,926)
Service
Revenues
Total revenues		718,424	104,162	533,981	491,532
Total cost of revenues		¥ (468,709)	$ (67,956)	¥ (180,518)	¥ (137,005)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.